Other Assets - Schedule of Provides Information on Delinquency (Details)	Dec. 31, 2025 CNY (¥)
Other Assets - Schedule of Provides Information on Delinquency (Details) [Line Items]
Purchased loans with credit deterioration	¥ 664,663,913
31 - 90 days past due [Member]
Other Assets - Schedule of Provides Information on Delinquency (Details) [Line Items]
Purchased loans with credit deterioration	50,875,333
91 - 180 days past due [Member]
Other Assets - Schedule of Provides Information on Delinquency (Details) [Line Items]
Purchased loans with credit deterioration	6,631,875
181+ days past due [Member]
Other Assets - Schedule of Provides Information on Delinquency (Details) [Line Items]
Purchased loans with credit deterioration	¥ 607,156,705